EQUITY SETTLED SHARE-BASED TRANSACTIONS - Stock Option (Details) - Stock options $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Number of options
Balance at beginning of year (in shares) | shares		78,656,500		83,296,000		36,771,900
Granted (in shares) | shares		63,741,271		0		46,524,100
Exercised (in shares) | shares		(9,549,860)
Forfeited (in shares) | shares		(9,447,057)		(4,639,500)
Balance at end of year (in shares) | shares		123,400,854		78,656,500		83,296,000	36,771,900
Exercisable at end of year (in shares) | shares	40,422,998							40,422,998
Weighted average exercise price
Balance at beginning of year (in dollars per share) | $ / shares	$ 0.163		$ 0.163		$ 0.163
Granted (in dollars per share) | $ / shares	0.565				0.163
Exercised (in dollars per share) | $ / shares	0.163
Forfeited (in dollars per share) | $ / shares	0.174		0.163
Balance at end of year (in dollars per share) | $ / shares	0.370		$ 0.163		$ 0.163		$ 0.163
Exercisable balance at end of year (in dollars per share) | $ / shares	$ 0.163
Weighted average remaining contractual term
Granted		6 years 3 months				7 years 10 months 10 days
Forfeited		4 years 6 months 7 days		6 years 11 months 1 day
Balance at end of year		5 years 4 months 17 days		5 years 7 months 6 days		6 years 8 months 1 day	6 years 2 months 1 day
Exercisable at end of year		3 years 6 months 18 days
Aggregate intrinsic value
Balance at beginning of year (in dollars)		¥ 127,216		¥ 83,379
Granted (in dollars)		113,018				¥ 46,571
Exercised (in dollars)		(43,562)
Forfeited (in dollars)		(42,382)		(7,504)
Balance at end of year (in dollars)		385,869		127,216		83,379
Exercisable at end of year								¥ 126,401
Additional disclosures
Fair value of options granted during the year		¥ 15,190				51,900
Total unrecognized compensation cost related to unvested stock options (in RMB) | $	$ 22,540
Recognition period		1 year 6 months 4 days
Compensation cost		¥ 23,180		¥ 21,210		¥ 6,950
Fair value assumptions
Expected volatility (expressed as weighted average volatility) (as percent)		48.44%				39.53%
Risk-free interest rate, minimum (as a percent)		1.43%				1.41%
Risk-free interest rate, maximum (as a percent)		1.94%				1.61%
Minimum
Fair value assumptions
Option life (in years)		5 years 11 months 19 days				6 years 11 months 19 days
Expected dividends (as percent)		0.00%
Maximum
Fair value assumptions
Option life (in years)		8 years				8 years 11 months 19 days
Expected dividends (as percent)		1.80%